SHAREHOLDERS' EQUITY - Schedule of summary of the changes in accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	$ 4,192	$ (33,455)
Other comprehensive income before reclassifications, net	(4,396)	(6,911)
Total accumulated other comprehensive income, net	7,242	4,192
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	360	1,993
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	4,475	25,160
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,598	8,997
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,023	5,460
Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(10)	2,948
Unrealized gain (losses) on marketable securities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	(3,096)	(11,689)
Other comprehensive income before reclassifications, net	2,780	5,645
Total accumulated other comprehensive income, net	(326)	(3,096)
Unrealized gain (losses) on marketable securities | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(10)	2,948
Unrealized gain (losses) on cash flow hedges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	7,288	(21,766)
Other comprehensive income before reclassifications, net	(7,176)	(12,556)
Total accumulated other comprehensive income, net	7,568	7,288
Unrealized gain (losses) on cash flow hedges | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	360	1,993
Unrealized gain (losses) on cash flow hedges | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	4,475	25,160
Unrealized gain (losses) on cash flow hedges | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,598	8,997
Unrealized gain (losses) on cash flow hedges | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,023	5,460
Unrealized gain (losses) on cash flow hedges | Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	$ 0	$ 0